BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Disclosure of basis of preparation of financial statements [text block]

NOTE 1: BASIS OF PREPARATION

The consolidated financial statements of Lloyds Banking Group plc and its subsidiary undertakings (the Group) have been prepared in accordance with International Financial Reporting Standards (IFRS). IFRS comprises accounting standards prefixed IFRS issued by the International Accounting Standards Board (IASB) and those prefixed IAS issued by the IASB’s predecessor body as well as interpretations issued by the IFRS Interpretations Committee (IFRS IC) and its predecessor body. On adoption of IFRS 9 in 2018, the Group elected to continue applying hedge accounting under IAS 39.

The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. As stated on page 169, the directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

The Group adopted IFRS 16 Leases from 1 January 2019. IFRS 16 replaces IAS 17 Leases and addresses the classification and measurement of all leases. The Group’s accounting as a lessor under IFRS 16 is substantially unchanged from its approach under IAS 17; however for lessee accounting there is no longer a distinction between the accounting for finance and operating leases. For all assets the lessee recognises a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the lessee’s incremental borrowing rate. Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. Payments associated with leases with a lease term of 12 months or less and leases of low-value assets are recognised as an expense in profit or loss on a straight-line basis.

The Group elected to apply the standard retrospectively with the cumulative effect of initial application being recognised at 1 January 2019, comparatives have therefore not been restated. There was no impact on shareholders’ equity. Further details of the impact of adoption of IFRS 16 are provided in note 55.

The Group has also implemented the amendments to IAS 12 Income Taxes with effect from 1 January 2019 and as a result tax relief on distributions on other equity instruments, previously taken directly to retained profits, is reported within tax expense in the income statement. Comparatives have been restated. Adoption of these amendments to IAS 12 has resulted in a reduction in tax expense and an increase in profit for the year in 2019 of £115 million (2018: £106 million; 2017: £102 million) for the Group and £89 million (2018: £82 million; 2017: £79 million) for the Company. There is no impact on shareholders’ equity or on earnings per share.

The Group has early adopted the hedge accounting amendments Interest Rate Benchmark Reform, issued by the IASB as a response to issues arising from the planned replacement of interest rate benchmarks in a number of jurisdictions. The amendments confirm that entities applying hedge accounting can continue to assume that the interest rate benchmark on which the hedged cash flows and cash flows of the hedging instrument are based is not altered as a result of the uncertainties of the interest rate benchmark reform. Comparatives have not been restated. Further details are provided in note 53.

Details of those IFRS pronouncements which will be relevant to the Group but which were not effective at 31 December 2019 and which have not been applied in preparing these financial statements are given in note 56.

The Group adopted IFRS 9 and IFRS 15 with effect from 1 January 2018.